Share Capital and Treasury Shares	12 Months Ended
Feb. 28, 2025
Share Capital and Treasury Shares [Abstract]
SHARE CAPITAL AND TREASURY SHARES

14. SHARE CAPITAL AND TREASURY SHARES

	As of February 28/29
Figures in Rand thousands	2025	2024

Share Capital
Issued and fully paid 30,893,300 (2024: 30,951,106) ordinary shares of no par value	7,142,853	7,142,853

The holder of ordinary shares is entitled to receive dividends as declared from time to time, and is entitled to one vote per share at meetings of the Company.

	As of February 28/29
Figures in Rand thousands	2025	2024

Treasury shares
Beginning balance	(23,816)	-
Treasury shares purchased	(3,461)	(23,816)
Treasury shares cancelled	27,277	-
Ending balance	-	(23,816)

In 2024, the Company acquired 51,106 shares in the open market, of which 14,637 shares are held in trust by Cartrack Holdings Proprietary Ltd. The total amount paid to acquire the shares was ZAR 23.8 million and this was presented as a component within shareholder’s equity. These shares were cancelled with effect on May 24, 2024.

During the year ended February 28, 2025, the Company acquired 6,700 shares in the open market. The total amount paid to acquire the shares was ZAR 3.5 million and this was presented as a component within shareholder’s equity. These shares were cancelled with effect on June 17, 2024.